Stock-based compensation expense (Details)	May 04, 2020 $ / shares shares
Compensation Related Costs [Abstract]
Number of shares | shares	300,000
Vesting date	July 15, 2021
Vesting date	July 15, 2022
Maturity date	July 15, 2026
Maturity date	July 15, 2027
Fair value per share	$ 1.00
Exercise price per share	$ 0.50
Risk free rate	0.46%
Dividend yield	0.00%
Exercise multiple	2 years 9 months 18 days
Expected terms (years) from the date of granting	6 years 2 months 12 days
Expected terms (years) from the date of granting	7 years 2 months 12 days
Expected volatility	48.73%
Expected volatility	47.74%
Value per Option	$ 0.612
Value per Option	0.632
Value per Option	$ 0.611983